Installment Payment Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Lessor Disclosure [Abstract]
Summary of Sales Type Lease Net Investment In Lease Before Allowance For Credit Loss
Installment payment receivables relating to the installment payments for vehicles and batteries from customers consisted of the following:

	As of December 31,
	2022	2023
Current portion of installment payment receivables, net	1,294,665	1,881,755
Non-current portion of installment payment receivables, net	2,188,643	3,027,795

Total	3,483,308	4,909,550

Summary of Sales Type Net Investment In Lease Gross Allowance For Credit Loss And Net
Installment payment receivables consisted of the following:

	As of December 31,
	2022	2023
Current portion of installment payment receivables	1,328,283	1,929,463
Non-current portion of installment payment receivables	2,243,169	3,102,488
Allowance for doubtful accounts	(88,144)	(122,401)

Total	3,483,308	4,909,550

Summary of Sales-type and Direct Financing Leases, Lease Receivable, Maturity
Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31,
2023
Within 1 year	1,985,380
Between 1 and 2 years	1,553,474
Between 2 and 3 years	1,088,336
Between 3 and 4 years	677,517
Between 4 and 5 years	313,795
Thereafter	1,586

Total receivables of installment payments	5,620,088

Less: Unrealized finance income	(588,137)

Installment payment receivables, gross	5,031,951
Less: Allowance for installment payment receivables	(122,401)

Installment payment receivables, net	4,909,550